Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

Intuitive Machines, Intuitive Aviation, and Space Network Solutions (“SNS”) have entered into recurring transaction agreements with certain related parties, including sales agreements and loan agreements.

Axiom Space, Inc.

For the three months ended March 31, 2023 and 2022, the Company had $0.1 million and $1.1 million, respectively, in revenue from Axiom Space, Inc. (“Axiom”) related to engineering services. As of March 31, 2023 and December 31, 2022, there were $0.9 million and $0.8 million, respectively, of affiliate accounts receivable related to Axiom. As of March 31, 2023 and December 31, 2022, the affiliate accounts receivable balances were fully reserved. Kamal Ghaffarian, the Chairman of the Company’s Board of Directors and one of the co-founders of Intuitive Machines, LLC is a co-founder and current member of management at Axiom. Revenue related to Axiom are incurred in the normal course of business and amounts are settled under normal business terms.

IBX, LLC

For three months ended March 31, 2023 and 2022, the Company had $0.5 million and $0.5 million, respectively, in expenses with IBX, LLC (“IBX”) related to management fees. As of March 31, 2023 and December 31, 2022, there were $0.5 million and $0.4 million, respectively, of affiliate accounts payable related to IBX expenses. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at IBX. Expenses related to IBX are incurred in the normal course of business and amounts are settled under normal business terms.

KBR, Inc.

On November 12, 2020, KBR, Inc. (“KBR”) made an initial capital contribution in SNS resulting in a 10% ownership of SNS, which was previously a wholly owned subsidiary of Intuitive Machines, LLC. For the three months ended March 31, 2023 and 2022, the Company had $0.6 million and $0.4 million, respectively, in affiliate revenue from KBR related to engineering services. As of March 31, 2023 and December 31, 2022, there was $0.4 million and $0.3 million, respectively, of affiliate accounts receivable related to KBR revenue. Revenue related to KBR are incurred in the normal course of business and amounts are settled under normal business terms.

X-energy, LLC

As of March 31, 2023 and December 31, 2022, there were $0.1 million and $0.1 million, respectively, of affiliate accounts payable related to X-energy, LLC (“X-energy”) expenses. Expenses related to X-energy are incurred in the normal course of business and amounts are settled under normal business terms.

Penumbra, LLC

For the three months ended March 31, 2023 and 2022, the Company had nil and $0.1 million, respectively, in expenses with Penumbra, LLC (“Penumbra”) related to license fees. Certain members of executive management at Intuitive Machines have an ownership interest in Penumbra. Expenses related to Penumbra are incurred in the normal course of business.

NOTE 13 — RELATED PARTY TRANSACTIONS

Intuitive Machines, Intuitive Aviation, and Space Network Solutions have entered into recurring transaction agreements with certain related parties, including sales agreements and loan agreements.

Axiom Space, Inc.

For years ended December 31, 2022 and 2021, the Company had $1.6 million and $0.8 million, respectively, in revenue with Axiom Space, Inc. (“Axiom”) related to engineering services. As of December 31, 2022 and 2021, there were $0.8 million and $0.3 million, respectively, of affiliate accounts receivable related to Axiom. As of December 31, 2022, the affiliate accounts receivable balance has been fully reserved. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at Axiom. Revenues related to Axiom are incurred in the normal course of business and amounts are settled under normal business terms.

IBX, LLC

For years ended December 31, 2022 and 2021, the Company had $2.1 million and $0.3 million, respectively, in expenses with IBX, LLC (“IBX”) related to management fees. As of December 31, 2022 and 2021, there were $0.4 million and $0.2 million, respectively, of affiliate accounts payable related to IBX expenses. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at IBX. Expenses related to IBX are incurred in the normal course of business and amounts are settled under normal business terms.

KBR, Inc.

On November 12, 2020, KBR, Inc. (“KBR”) made an initial capital contribution in SNS resulting in a 10% ownership of SNS, previously a wholly owned subsidiary of the Company. For years ended December 31, 2022 and 2021, the Company had $1.9 million and $1.3 million, respectively, in affiliate revenue with KBR related to engineering services. As of December 31, 2022 and 2021, there was $0.3 million and $0.2 million, respectively, of affiliate accounts receivable related to KBR revenue. Revenues related to KBR are incurred in the normal course of business and amounts are settled under normal business terms.

X Energy, LLC

As of December 31, 2022 and 2021, there were $0.1 million and $0 million, respectively, of affiliate accounts payable related to X Energy expenses. Expenses related to X Energy are incurred in the normal course of business and amounts are settled under normal business terms.

Penumbra, LLC

For years ended December 31, 2022 and 2021, the Company had $0.1 million and $0.2 million, respectively, in expenses with Penumbra, LLC (“Penumbra”) related to license fees. Certain members of executive management at Intuitive Machines have an ownership interest in Penumbra. Expenses related to Penumbra are incurred in the normal course of business.

Inflection Point Acquisition Corp. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering and formation costs in consideration for 7,187,500 Founder Shares. On March 5, 2021, the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. Up to 1,125,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. On October 29, 2021, as a result of the partial exercise of the over-allotment option, the Sponsor forfeited 381,250 of these Founder Shares and the remaining Founder Shares are no longer subject to forfeiture.

The Sponsor and the Company’s officers and directors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination or (2) if the Company consummates a transaction after the Initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

In addition, subject to each Anchor Investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO, the Sponsor sold membership interests reflecting an allocation of an aggregate of 1,625,000 Founder Shares to the Anchor Investors collectively. The Company estimated the aggregate fair value of these Founder Shares attributable to Anchor Investors to be approximately $9.68 million, or $5.96 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Upon the completion of the IPO, offering costs allocated (1) to the Public Shares not subject to possible redemption and the Public Warrants were charged to additional paid-in capital; (2) to the Public Shares subject to redemption were charged to temporary equity; and (3) to the over-allotment liability were charged to expense.

At the Closing of the Proposed Business Combination, New Intuitive Machines will enter into a lock-up agreement superseding the lock-up imposed at IPO, pursuant to which the Sponsor and its permitted assigns will agree not to, without the prior written consent of the New Intuitive Machines board of directors, prior to the date that is six months after the date of the Closing, (i) sell, pledge, grant any option to purchase or otherwise dispose of (a) any shares of New Intuitive Machines Class A Common Stock the Sponsor received upon conversion of its Founder Shares in connection with the Domestication (the “Sponsor Lock-Up Shares”), (ii) enter into any swap or other transfer arrangement in respect of the Sponsor Lock-Up Shares or (iii) take any other similar actions (the actions specified in the foregoing clauses (i) through (iii), collectively, “Transfer”). The Sponsor also will agree to not Transfer any New Intuitive Machines Warrants received upon conversion of its Private Placement Warrants in connection with the Domestication (or the shares of New Intuitive Machines Class A Common Stock issuable upon exercise of such warrants), prior to the date that is 30 days after the date of the Closing. The lock-up agreement will provides for certain permitted transfers, including but not limited to, transfers to certain affiliates or family members, transfers of shares acquired on the open market after the consummation of the Proposed Business Combination, subject to certain conditions, or the exercise of certain stock options and warrants.

Redemption Waiver Agreement

In September 2021, the Company entered into a redemption waiver agreement with one of its Anchor Investors, Kingstown 1740, whereby Kingstown 1740 agreed to waive its redemption rights on the Non-Redemption Shares, which are 1,386,989 Class A ordinary shares, and these ordinary shares are classified as shareholders’ equity.

Promissory Note — Related Party

On February 2, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and were due at the earlier of December 31, 2021 or the closing of the IPO. As of September 24, 2021, the Company had borrowed $188,805 under the promissory note, which was fully repaid by September 30, 2021. On September 30, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $250,000, and no amounts have been drawn upon this loan commitment.

Working Capital Loans

In order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but, except as set forth above, are not obligated to, make Working Capital Loans to the Company as may be required on a non-interest basis. Up to an aggregate of $1,500,000 outstanding under the Working Capital Loans may be convertible into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant at the option of the lender, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans, unless they are converted into warrants. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans.

On August 4, 2022, the Sponsor agreed to loan the Company up to $1,000,000 to be used for ongoing expenses reasonably related to the business of the Company and the consummation of an Initial Business Combination pursuant to the Working Capital Note. The Working Capital Note is non-interest bearing and all unpaid principal under the Working Capital Note shall be due and payable in full on the Maturity Date, unless accelerated upon the occurrence of an event of default as set forth in the Working Capital Note. The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, and the Working Capital Note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

At December 31, 2022 and 2021, $625,000 and $0, respectively, were outstanding under Working Capital Note.

Administrative Service Fee

On September 21, 2021, the Company entered into an Administrative Services Agreement with Kingstown Capital Management L.P., an affiliate of the Sponsor, pursuant to which it pays a total of $15,000 per month for office space, utilities, secretarial and administrative support services provided to members of the Company’s management team. Upon completion of an Initial Business Combination or a liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022, the Company incurred and paid $180,000 of administrative service fees under the agreement. For the period from January 27, 2021 (date of inception) through December 31, 2021, the Company incurred and paid $48,000 of administrative service fees under the agreement.

Professional Service Agreement

The Company reimburses its Sponsor for services provided by one of the Sponsor’s employees who serve as the Company’s Chief of Staff (“COS”). The COS receives $12,500 per month for services rendered, commencing September 25, 2021, through the closing of an Initial Business Combination. For the year ended December 31, 2022, the Company incurred and paid $150,000 of compensation for services provided. For the period from January 27, 2021 (date of inception) through December 31, 2021, the Company incurred and paid $40,000 of compensation for services provided.

Related Party Consulting Fees

As of December 31, 2022 and 2021, the Company has incurred and paid $41,667 and $0 of fees to an affiliate of our Sponsor for consulting services related to the business combination. These fees are reflected as formation and operational costs on the statements of operations.

Reimbursable Expenses to Related Party

During the years ended December 31, 2022 and 2021, the Company had incurred $112,480 and $63,678 in related party transactions related to out of pocket expenses from the Sponsor, respectively. As of December 31, 2022, there was $112,448 and $1,032 included in the due to related party on the accompanying balance sheets, respectively.

Forward Purchase Agreement

On September 21, 2021, the Company entered into a forward purchase agreement (“FPA”) pursuant to which certain affiliates of the Sponsor (“Kingstown”) agreed to purchase up to 5,000,000 forward purchase Class A ordinary shares (“Forward Purchase Shares”), for $10.00 per share, or an aggregate amount of up to $50,000,000, in a private placement that will close concurrently with the closing of an Initial Business Combination, subject to approval by the Kingstown investment committee. The proceeds from the sale of these Forward Purchase Shares, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of Public Shares) and any other equity or debt financing obtained by the Company in connection with an Initial Business Combination, will be used to satisfy the cash requirements of an Initial Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Initial Business Combination company for working capital or other purposes. To the extent that the amounts available from the Trust Account and other financing are sufficient for such cash requirements, Kingstown may purchase less than 5,000,000 Forward Purchase Shares. In addition, Kingstown’s commitment under the FPA will be subject to approval of its investment committee prior to the closing of an Initial Business Combination. Accordingly, if Kingstown’s investment committee does not give its approval, Kingstown will not be obligated to purchase the Forward Purchase Shares. Further, the Company has the right, in its sole discretion, to reduce the amount of Forward Purchase Shares that Kingstown may purchase pursuant to the FPA. Pursuant to the terms of the FPA, Kingstown will have the option to assign its commitment to one of its affiliates. The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Public Offering, except that they will be subject to transfer restrictions and registration rights.

The Company evaluated the FPA under ASC 480 and ASC 815-40 to determine the appropriate accounting treatment. The FPA does not meet the criteria to be classified as a liability under ASC 480. In addition, there is no net cash settlement feature and settlement will be in gross physical delivery of Class A ordinary shares; therefore, the FPA should be classified as equity. However, as the issuance of Forward Purchase Shares is contingent on several factors, including the consummation of an Initial, approval by the Kingstown board of directors, and the Company’s discretion, the Company will record the FPA when it becomes probable that the triggering events will occur.

On November 30, 2022, the FPA was terminated.